Capital Structure Management	12 Months Ended
Dec. 31, 2022
Capital Structure Management
Capital Structure Management

Section E — Capital Structure, Financing, and Liquidity

This section describes how SAP manages its capital structure. Our capital management is based on a high equity ratio, modest financial leverage, a well-balanced maturity profile, and deep debt capacity.

(E.1) Capital Structure Management

The primary objective of our capital structure management is to maintain a strong financial profile for investor, creditor, and customer confidence, and to support the growth of our business. We seek to maintain a capital structure that will allow us to continuously cover our funding requirements through the capital markets on reasonable terms and, in so doing, ensure a high level of independence, confidence, and financial flexibility.

SAP SE’s long-term credit rating is “A2” by Moody’s (positive outlook) and “A” by Standard & Poor’s (stable outlook).

	12/31/2022		12/31/2021
	€ millions	% of	€ millions	% of	∆ in %
		Total Equity and		Total Equity and
		Liabilities		Liabilities
/ Equity	42,848	59	41,523	58	3
/ Current liabilities	17,453	24	16,136	23	8
/ Non-current liabilities	11,858	16	13,515	19	-12
/ Liabilities	29,311	41	29,651	42	-1
Thereof financial debt	11,764	16	13,094	18	-10
Thereof lease liabilities	2,140	3	2,143	3	0
/ Total equity and liabilities	72,159	100	71,174	100	1

At maturity, we repaid €900 million in Eurobonds and US$445 million in private placements in 2022. The ratio of total nominal volume of financial debt to total equity and liabilities decreased 2 pp.